Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes

18. Income Taxes

The Company estimates an annual effective tax rate of 0% in relation to its US operations for the year ended December 31, 2025. The worldwide effective tax rate for the three months ended September 30, 2025 is (4.81%). The effective tax rate is due to the Company’s operations in England and Wales derived by the Vidello Merger. The Vidello operations in England and Wales are subject to a statutory corporate tax rate of 25%. For the three months ended September 30, 2025, the Company is not using an estimated annual effective tax rate methodology in relation to the Vidello operations. Due to the Company’s history of net losses from historical operations in the US, there is no income tax benefit being recorded in relation to the Company’s pre-tax book loss in the US taxing jurisdiction. Therefore, no US federal or state income taxes are expected, and none have been recorded at this time. Income taxes have been accounted for using the liability method in accordance with FASB ASC 740.

Due to the Company’s history of losses since inception, there is not enough evidence at this time to support that the Company will generate future income of a sufficient amount and nature to utilize the benefits of its net deferred tax assets in the US taxing jurisdiction. Accordingly, the deferred tax assets in the US taxing jurisdiction have been reduced by a full valuation allowance, since the Company cannot currently support that realization of its deferred tax assets is more likely than not.

At September 30, 2025, the Company had no unrecognized tax benefits that would reduce the Company’s effective tax rate if recognized.

20. Income Taxes

Components of net loss before income taxes:	2024	2023
United States	$(31,513,389)	$(14,406,262)
Foreign	$—	$—

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consists of the following:

	For the Years Ended December 31,
	2024		2023
Statutory federal income tax benefit	$(6,617,812)	21.0%	$(3,025,315)	21.0%
State taxes, net of federal tax benefit	(463,682)	1.5%	(219,705)	1.5%
Change in valuation allowance	2,968,883	-9.4%	2,079,231	-14.4%
Change in state tax rate	16,101	-0.1%	462,709	-3.2%
Change in fair value estimates	(107,489)	0.3%	(2,050,026)	14.2%
Non-deductible interest - IRC 163(l)	516,624	-1.6%	738,993	-5.1%
Non-deductible transaction/restructuring costs	-	0.0%	1,313,792	-9.1%
Loss on debt conversion & extinguishment	2,935,747	-9.3%	-	0.0%
Nondeductible warrant issuance expense	-	0.0%	552,321	-3.8%
Impairment of goodwill	612,511	-1.9%	-	0.0%
Other non-deductible expenses	139,117	-0.5%	148,000	-1.0%
Effective tax rate	$-	0.0%	$-	0.0%

The components of income tax provision (benefit) are as follows:

As of December 31,
	2024	2023
Federal:
Current	$—	$—
Deferred	—	—
State and Local:
Current	—	—
Deferred	—	—
Total	$—	$—

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2023
Deferred tax assets (liabilities):
Net operating loss carryforwards	$12,347,734	$6,368,669
Contribution carryforwards	23,718	24,626
Tax credits	91,889	—
Stock-based compensation	157,165	155,404
Accrual to cash adjustment	-	1,299
Starup costs & other intangibles	1,700,257	1,816,143
Acquired intangibles	(870,569)	—
Lease Liabilities	16,339	52,805
Right of use assets	(16,308)	(30,236)
Accrued expenses	651,519	—
Capitalized R&D costs (Sec. 174)	1,930,337	798,802
Other	8,182	(3,363)
	16,040,263	9,184,149
Valuation allowance	(16,040,263)	(9,184,149)
Deferred tax assets, net of allowance	$—	$—

As of December 31, 2024, the Company had federal and state net operating loss carryforwards of approximately $50,966,400 and $28,244,800, respectively. As of December 31, 2023, the Company had federal and state net operating loss carryforwards of approximately $24,014,200 and $12,350,800, respectively. Federal losses of $1,128,500 begin to expire in 2036 and $49,737,900 of the federal losses carryforward indefinitely. State losses of $22,175,100 begin to expire in 2031 and $6,069,700 of the state losses carryforward indefinitely. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

The Company has determined, based upon available evidence, that it is more likely than not that all of the net deferred tax assets will not be realized and, accordingly, has provided a full valuation allowance against its net deferred tax asset. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

The Company has determined that it had no material uncertain tax benefits for the year ended December 31, 2024, and 2023. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in interest expense and penalties in operating expense. No amounts were accrued for the payment of interest and penalties at December 31, 2024, and 2023.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2024, the 2017 and subsequent tax years related to all jurisdictions remain open.

The Company has no open tax audits with any taxing authority as of December 31, 2023.